CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 637,998	$ 4,162,548	$ 1,971,923
Accounts receivable, net	4,626,858	1,571,226	780,939
Inventory	62,083	223,048	39,075
Prepaid expenses and other current assets	406,757	1,645,037	80,721
Prepaid income tax	19,648	17,806	119,933
License content assets - current	696,613	850,263	454,000
Deferred offering costs	370,521
Note receivable - current			10,215
Total current assets	6,820,478	8,469,928	3,456,805
Non-current assets
Deposits	63,879	34,289	19,831
License content assets - non current	36,797	365,360	246,280
Equipment, net	30,356	38,936	30,079
Operating lease right-of-use assets	158,980	237,094
Intangible assets, net	646,556	702,778	963,111
Note receivable			97,975
Goodwill	1,970,321	1,970,321	583,086
Total non-current assets	2,906,889	3,348,778
Total assets	9,727,367	11,818,706	5,779,100
Current liabilities
Accounts payable	2,260,046	1,147,585	253,677
Accrued liabilities	1,471,012	434,858
Accrued royalties	2,597,676	633,463
Payable on acquisition	250,125	250,125	250,125
License content liabilities - current	306,500	985,000	454,000
Note payable - current		25,714	121,410
Deferred Income	156,938	191,331	101,613
Convertible debt related party - current, net	2,498,651	530,226
Convertible debt - current, net	488,183		415,704
Lease liability - current	146,979	167,101	146,153
Total current liabilities	10,176,110	4,365,403	2,491,711
Non-current liabilities
Convertible debt - related party, less current portion, net	566,272	1,619,398	1,239,677
Convertible debt, less current portion, net		404,319
Note payable - non-current		460,924
Derivative liability	912,320	1,058,633
Non-revolving line of credit	1,500,000
Lease liability	14,775	75,530	242,245
Total non-current liabilities	2,993,367	4,457,600	2,338,811
Total liabilities	13,169,477	8,823,003	4,830,522
Commitments and contingencies (Note 13)
Stockholders' equity (deficit).
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock		20
Common Stock, $0.0001 par value, 316,666,667 shares authorized,153,507,155 and 133,470,019 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	15,349	13,345	11,432
Common stock subscribed and not yet issued			135,144
Additional paid in capital	72,633,782	69,824,754	36,669,899
Accumulated deficit	(76,091,241)	(66,842,416)	(35,867,920)
Total stockholders' equity (deficit)	(3,442,110)	2,995,703	948,578
Total liabilities and stockholders' equity (deficit)	$ 9,727,367	11,818,706	5,779,100
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit).
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock		$ 20	20
Series A Convertible Preferred Stock [Member]
Stockholders' equity (deficit).
Series B Convertible Preferred stock, $0.0001 par value, 3,333,334 shares authorized, 0 and 200,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively. Liquidation preference of $1.50 per share before any payment to Series A Preferred or Common stock			$ 3